Financial instruments - Disclosure of financial assets (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Financial assets	€ 238,898	€ 391,480	€ 389,975
Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	231	765
Other non-current financial receivables
Disclosure of financial assets [line items]
Financial assets	12,516	15,170	12,703
Trade receivables
Disclosure of financial assets [line items]
Financial assets	31,324	141,306	249,331
Other receivables excluding other non-financial receivables
Disclosure of financial assets [line items]
Financial assets	12,044	8,100	23,869
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	182,783	226,139	104,072
Loans and receivables at amortized cost
Disclosure of financial assets [line items]
Financial assets	238,667	390,715	389,975
Loans and receivables at amortized cost | Other non-current financial receivables
Disclosure of financial assets [line items]
Financial assets	12,516	15,170	12,703
Loans and receivables at amortized cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	31,324	141,306	249,331
Loans and receivables at amortized cost | Other receivables excluding other non-financial receivables
Disclosure of financial assets [line items]
Financial assets	12,044	8,100	23,869
Loans and receivables at amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	182,783	226,139	€ 104,072
Derivatives valued at FVTPL
Disclosure of financial assets [line items]
Financial assets	231	765
Derivatives valued at FVTPL | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	€ 231	€ 765